Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Components Of Other Comprehensive Income (Loss)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2013			2012			2011
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥38,518	¥(584)	¥37,934	¥(13,386)	¥27	¥(13,359)	¥(26,930)	¥548	¥(26,382)
Reclassification adjustment for losses realized in net income	280	—	280	—	—	—	—	—	—

	38,798	(584)	38,214	(13,386)	27	(13,359)	(26,930)	548	(26,382)

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	24,841	(8,854)	15,987	1,886	18	1,904	(5,536)	2,245	(3,291)
Reclassification adjustment for losses (gains) realized in net income	331	(118)	213	2,043	(727)	1,316	(3,087)	1,253	(1,834)

	25,172	(8,972)	16,200	3,929	(709)	3,220	(8,623)	3,498	(5,125)

Unrealized gains on derivatives:
Unrealized gains (losses) on derivatives arising during period	(544)	134	(410)	101	(39)	62	(662)	228	(434)
Reclassification adjustments for losses realized in net income	803	(198)	605	771	(295)	476	1,888	(650)	1,238

	259	(64)	195	872	(334)	538	1,226	(422)	804

Pension liability adjustments:
Pension liability adjustments arising during period	4,317	(1,763)	2,554	(12,529)	4,242	(8,287)	(4,602)	1,722	(2,880)
Reclassification adjustment for losses (gains) realized in net income	5,369	(1,911)	3,458	(115)	41	(74)	(336)	136	(200)

	9,686	(3,674)	6,012	(12,644)	4,283	(8,361)	(4,938)	1,858	(3,080)

Other comprehensive income (loss)	¥73,915	¥(13,294)	¥60,621	¥(21,229)	¥3,267	¥(17,962)	¥(39,265)	¥5,482	¥(33,783)

Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2013			2012			2011
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥32,594	¥5,620	¥38,214	¥(10,743)	¥(2,616)	¥(13,359)	¥(23,294)	¥(3,088)	¥(26,382)
Unrealized gains (losses) on securities	16,008	192	16,200	3,190	30	3,220	(5,128)	3	(5,125)
Unrealized gains (losses) on derivatives	186	9	195	531	7	538	805	(1)	804
Pension liability adjustments	5,715	297	6,012	(8,095)	(266)	(8,361)	(3,093)	13	(3,080)

Other comprehensive income (loss)	¥54,503	¥6,118	¥60,621	¥(15,117)	¥(2,845)	¥(17,962)	¥(30,710)	¥(3,073)	¥(33,783)